Goodwill And Other Intangible Assets (Schedule Of Amortized Intangible Assets) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
AT&T Mobility LLC [Member]
Finite Lived Intangible Assets [Line Items]
Gross carrying amount	$ 6,760	$ 6,845
Accumulated amortization	6,335	5,906
BellSouth Corporation [Member]
Finite Lived Intangible Assets [Line Items]
Gross carrying amount	5,825	9,205
Accumulated amortization	4,994	7,686
AT&T Corp [Member]
Finite Lived Intangible Assets [Line Items]
Gross carrying amount	2,490	2,483
Accumulated amortization	2,356	2,205
Other Customer Lists And Relationships [Member]
Finite Lived Intangible Assets [Line Items]
Gross carrying amount	351	350
Accumulated amortization	350	329
Other Intangible Assets Subtotal [Member]
Finite Lived Intangible Assets [Line Items]
Gross carrying amount	15,426	18,883
Accumulated amortization	14,035	16,126
Other Intangible Assets [Member]
Finite Lived Intangible Assets [Line Items]
Gross carrying amount	304	485
Accumulated amortization	174	258
Customer Lists And Relationships [Member]
Finite Lived Intangible Assets [Line Items]
Gross carrying amount	15,730	19,368
Accumulated amortization	$ 14,209	$ 16,384